Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	¥ 11,624	¥ 11,522
Additions	126	222
Transfer from construction in process	3	9
Amortization provided during the year	(142)	(129)	¥ (85)
Disposal of a subsidiary	(14)
Disposals	(1)
Ending balance	11,596	11,624	11,522
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	12,180
Ending balance	12,272	12,180
Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(556)
Ending balance	(676)	(556)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	11,270	11,270
Ending balance	11,270	11,270	11,270
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	11,270
Ending balance	11,270	11,270
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	288	252
Additions	126	124
Transfer from construction in process	3	9
Amortization provided during the year	(109)	(97)
Disposal of a subsidiary	(14)
Disposals	(1)
Ending balance	293	288	¥ 252
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	812
Ending balance	904	812
Computer software [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(524)
Ending balance	(611)	(524)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	66
Additions		98
Amortization provided during the year	(33)	(32)
Ending balance	33	66
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	98
Ending balance	98	98
Others [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(32)
Ending balance	¥ (65)	¥ (32)